THE WALL STREET FUND, INC. (the “Fund”)

Supplement dated November 15, 2013
to the
Prospectus dated April 30, 2013
______________________________________________________________________________

This Supplement updates certain information contained in the Fund’s Prospectus dated April 30, 2013.

Effective immediately, the following information replaces in its entirety the information under the section “Portfolio Managers” on page 3 of the Prospectus:

Portfolio Managers.  Timothy Evnin, Partner and Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since 2010.  Charles D. Ryan, Partner and Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since December 2011.

Effective immediately, the following information replaces in its entirety the second paragraph under the section “Management of the Fund” on page 14 of the Prospectus:

The persons responsible for the Fund’s management are Timothy Evnin, Partner and Portfolio Manager of the Adviser since October 2009, and Charles D. Ryan, Partner and Portfolio Manager of the Adviser since September 2008.   Mr. Evnin has over twenty years of experience managing balanced portfolios for high net worth clients, equity accounts for institutional clients and equity mutual funds and has served as Portfolio Manager of the Fund since 2010.  Prior to joining EWM in October 2009, Mr. Evnin served as Managing Director and Senior Equity Portfolio Manager of Columbia Management (Bank of America) since 2007.  Prior to that, Mr. Evnin served as Managing Director and Equity Portfolio Manager of U.S. Trust Corporation since January 2000.  Mr. Ryan has over 20 years of experience managing equity portfolios for high net worth clients and equity mutual funds and has served as Portfolio Manager of the Fund since December 2011.  Mr. Ryan was previously a Managing Director for U.S. Trust and a portfolio manager in the Growth Equity Strategy Group at U.S. Trust.  Prior to that, he was with BNY Asset Management, the institutional investment arm of The Bank of New York, where he was Head of the Equity Division.  While at the Bank of New York, Mr. Ryan was the co-manager of the bank's largest mutual fund, The Hamilton Equity Income Fund.

Effective immediately, the following information replaces in its entirety the information under the “Directors” heading on page 19 of the Prospectus:

Frederick Taylor, Chairman
Laird I. Grant
Susan I. Suvall

Effective immediately, the following information replaces in its entirety the information under the “Principal Officers” heading on page 19 of the Prospectus:

Frederick Taylor, President
Ruth P. Calaman, Executive Vice President, Secretary and Chief Compliance Officer
John J. Rendinaro, Executive Vice President, Chief Operations Officer and Treasurer

The above changes to the Prospectus reflect that, as of November 15, 2013, Robert P. Morse is no longer a Director, Chairman, President or portfolio manager of the Fund and that Michael R. Linburn and Jian H. Wang are no longer officers of the Fund.

Please retain this supplement with your Prospectus for future reference.

THE WALL STREET FUND, INC. (the “Fund”)

Supplement dated November 15, 2013
to the
Statement of Additional Information (“SAI”) dated April 30, 2013
______________________________________________________________________________

This Supplement updates certain information contained in the Fund’s SAI dated April 30, 2013.

Effective immediately, the following information replaces in its entirety the second paragraph under the section “Management of the Fund” on page 7 of the SAI:

Frederick Taylor is Chairman of the Board.  Mr. Taylor is an “interested person” of the Fund as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund does not have a lead independent director.  The Fund has determined that its leadership structure is appropriate because it has been in place for over ten years and during that time the Fund has delivered competitive returns for its investors.

Effective immediately, the following information replaces in its entirety the chart under the section “Management of the Fund ― Management Information” on pages 8-10 of the SAI:

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Laird I. Grant 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 68	Director	Since 2012	Retired; Managing Director and Senior Portfolio Manager, U.S. Trust Company of Florida, 2001-2008.	1	Planned Parenthood of Collier County 2001-2008; Common Cents, New York City 2008-2009
Susan I. Suvall 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 53	Director	Since 2012	Retired; Group Managing Director and Senior Portfolio Manager, U.S. Equities, Trust Company of the West, 1985-2011.	1	None

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTOR
Frederick Taylor** 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 72	Chairman, Director, and President	Since 2013	Senior Adviser, Evercore Wealth Management, LLC 2008-Present.	1
Arnold Schmeidler Company, 2011-Present; John’s Island Golf Club, 2012-Present; Vero Beach Museum and Vero Beach Museum Endowment Trust Board, 2012-Present; Trustee Emeritus, Wesleyan University, 2006-Present.

OFFICERS
Ruth P. Calaman 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 46	Executive Vice President, Secretary and Chief Compliance Officer	Since 2012	Chief Compliance Officer, Evercore Wealth Management LLC, Evercore Trust Company, N.A. and Evercore Advisors, LLC since 2011; Vice President and Compliance Officer, The Goldman Sachs Trust Company, N.A., The Goldman Sachs Trust Company of Delaware and Goldman, Sachs & Co. 2005 - 2011.	1	None
John J. Rendinaro 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 51	Executive Vice President, Chief Operations Officer and Treasurer	Since 2012	Partner, Head of Trading and Operations, Evercore Wealth Management LLC since 2008; Managing Director, U.S. Trust 1983 - 2008.	1	None
*
Each Director serves for an indefinite term until his or her successor is duly elected and qualifies, unless the Director resigns, dies or is removed in accordance with the provisions of the Fund’s By-Laws.

**	Denotes a director who is "interested person" in the Fund because of his association with the Adviser.

Effective immediately, the following information replaces in its entirety the first paragraph under the section “Management of the Fund ― Qualification of Directors” on p. 10 of the SAI:

Qualification of Directors.  Frederick Taylor became a Director in 2013.  Mr. Taylor has extensive experience in the investment management industry as a vice chairman and chief investment officer of a trust company.  Mr. Taylor has also served as a board member for not for profit organizations.

Effective immediately, the following information replaces in its entirety the chart under the section “Management of the Fund ― Board Interest in the Fund” on page 11 of the SAI:

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies

Independent Directors:
Susan I. Suvall Laird I. Grant	None None	None None
Interested Director: Frederick Taylor	$500,000-1M	$500,000-1M

Effective immediately, the following information replaces in its entirety the chart under the section “Management of the Fund ― Compensation” on page 11 of the SAI:

Name of Person, Position	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex* Paid to Directors

Independent Directors:
Susan I. Suvall Laird I. Grant	$3,125 $3,125	None None	None None	$3,125 $3,125
Interested Director: Frederick Taylor	―	―	―	―

*           The “Fund Complex” includes only the Fund.

Effective immediately, the following information replaces in its entirety the first paragraph under the section “Investment Advisory and Other Services ― Portfolio Managers” on page 20 of the SAI:

Portfolio Managers.  Timothy Evnin, Partner and Portfolio Manager of the Adviser, and Charles D. Ryan, Partner and Portfolio Manager of the Adviser (the “Portfolio Managers”), are responsible for the investment management of the Fund.

Effective immediately, the following information replaces in its entirety the chart under the section “Investment Advisory and Other Services ― Portfolio Managers” on page 21 of the SAI:

The following table provides information regarding other accounts managed by the portfolio managers as of December 31, 2012.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Timothy Evnin Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles Other Accounts	0 125	$0 $400 million	0 0	$0 $0
Charles D. Ryan Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles Other Accounts	0 107	$0 $350 million	0 0	$0 $0

Effective immediately, the following information replaces in its entirety the chart under the section “Investment Advisory and Other Services ― Compensation” on page 21 of the SAI:

Securities Owned in the Fund by Portfolio Managers.  As of December 31, 2012, the Portfolio Managers beneficially owned shares of the Fund as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Timothy Evnin	$100,001 - $500,000

Charles D. Ryan	$50,001 - $100,000

The above changes to the SAI reflect that, as of November 15, 2013, Robert P. Morse is no longer a Director, Chairman, President or portfolio manager of the Fund and that Michael R. Linburn and Jian H. Wang are no longer officers of the Fund.

Please retain this supplement with your SAI for future reference.